Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

VW Credit, Inc. (the “Company”)
TD Securities (USA) LLC,
Citigroup Global Markets Inc.,
Scotia Capital (USA) Inc.,
Wells Fargo Securities, LLC

(together, the “Specified Parties”)

Re: Volkswagen Auto Lease Trust 2025-B – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “VALT2025-B Data Tape_Upsize.xlsx” provided by the Company on August 18, 2025, containing information on 54,917 retail automobile leases and the related leased vehicles (the “Auto Leases”) as of July 31, 2025 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Volkswagen Auto Lease Trust 2025-B. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, mileage allowances, and dates were within $1.00, 0.1%, 10 miles, and 10 days, respectively.

•	The term “Sample Selection File” means an electronic data file entitled “VALT 25-B List of AcctNums.xlsx” provided by the Company on August 14, 2025, containing information on 54,917 leases, which we were informed are intended to be included as collateral in the offering by Volkswagen Auto Lease Trust 2025-B.

•	The term “Lease Contract” means motor vehicle lease agreement, closed end motor vehicle lease, lease agreement assumption request form, and/or other related documents.

•	The term “Title Document” means certificate of title, confirmation of security interest (lien), confirmation of lien perfection, lien entry, notice of record, registration statement, motor vehicle division statement, notice of liens, application for title, electronic title document, and/or other related documents which the Company informed us are acceptable forms of title.

•	The term “Odometer Disclosure Statement” means a document disclosing the mileage of a vehicle upon transfer of ownership.

•	The term “Insurance Agreement” means an insurance identification card, agreement to provide insurance, letter of coverage, insurance coverage acknowledgment, financial responsibility identification card, insurance policy, insurance coverage statement, and/or other related documents.

•	The term “Company’s Asset System Screenshots” means screenshots of customer records (including, but not limited to, credit scores and credit approval decisions) that the Company informed us were extracted from its FISERV asset origination and monitoring system.

•	The term “Accounting Universe Schedules” means electronic data files containing information on the Auto Leases’ manufacturer’s suggested retail price (“MSRP”) and delinquency history.

•	The term “Model Mapping Schedule” means an electronic data file entitled “Model Mapping.xlsx” provided by the Company on May 9, 2025, containing alternate model names found in the Lease Contract which may be considered equivalent to corresponding VEHICLESHORTMODEL information contained in the Data File.

•	The term “Source Documents” means the following information provided by the Company:

–	Lease Contract

–	Title Document

–	Odometer Disclosure Statement

–	Insurance Agreement

–	Company’s Asset System Screenshots

–	Accounting Universe Schedules

–	Model Mapping Schedule

The Source Documents were represented by the Company to be either electronic copies of the original Source Documents, and/or electronic representations of the records contained within the Company’s systems. We make no representation regarding the validity, enforceability, authenticity, or accuracy of the information in the documents, or the documents themselves, or the execution of the Lease Contract by the borrower.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 125 Auto Leases from the Sample Selection File (the “Sample Leases”). A listing of the Sample Leases is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Auto Leases we were instructed to randomly select from the Sample Selection File.

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B.	For each Sample Lease, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Provided Information

VIN	Lease Contract, Instructions

EFFECTIVEDATE	Lease Contract

FINANCEDAMT	Lease Contract

ORIGTERM	Lease Contract

MOPMT	Lease Contract, Company’s Asset System Screenshots

VEHICLEMAKE	Lease Contract, Instructions

VEHICLEYR	Lease Contract

FIRST_PMT_DUE_DT	Lease Contract, Company’s Asset System Screenshots

VEHICLESHORTMODEL	Lease Contract, Title Application, Model Mapping Schedule, Instructions

GARAGINGSTATE	Lease Contract, Company’s Asset System Screenshots

NEWUSEDIND	Lease Contract, Company’s Asset System Screenshots, Odometer Disclosure Statement, Instructions

MATURITYDATE	Instructions

AUTOAPPROVAL	Company’s Asset System Screenshots

FICO	Company’s Asset System Screenshots

COOBLIGOR	Lease Contract

CURR_REMTERM	Instructions

MSRP	Accounting Universe Schedules

DAYSDELINQ	Accounting Universe Schedules

CONTRACTRESIDUAL	Lease Contract

ALLOWANCESMILES	Lease Contract

We found such information to be in agreement without exception.

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C.	For each Sample Lease, we observed the presence of the following in the Source Documents:

1.	An electronic copy of the Title Document listing the Company or its subsidiaries (e.g., “VW Financial Services,” “VW Leasing,” “VW Credit Leasing,” “VW Credit LSG,” “Volkswagen Credit Leasing”) as the security interest holder of the vehicle. For purposes of this procedure, we were instructed by the Company to ignore differences due to punctuation. We did not perform any procedures to determine if the Title Document complied with the Company’s guidelines for preparation and we make no representation regarding the validity or enforceability of the security interest;

2.	An electronic copy of insurance policy information contained within the Lease Contract or Insurance Agreement;

3.	An electronic copy of a signed Lease Contract. We make no representation regarding the authenticity of the signature; and,

4.	Two buyer names in the co-buyer section for each Sample Lease with a COOBLIGOR value of “Y.”

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Auto Leases, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Auto Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Auto Leases being securitized, (iii) the compliance of the originator of the Auto Leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Auto Leases that would be material to the likelihood that the issuer of the asset-backed notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

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This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
September 2, 2025

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A-1

Exhibit A – Instructions

Number	Attribute	Instructions
1.	VEHICLEMAKE	For Sample Leases for which the Data File value is “Volkswagen,” consider the Vehicle Make to be in agreement if the Provided Information value is “VOLKSWAGE,” “VOLK,” or “VW“.
2.	VEHICLESHORTMODEL	Compare the Data File value to the Provided Information value excluding trim or engine type
3.	NEWUSEDIND

Consider the NEWUSEDIND to be “U” if the mileage in the Provided Information was equal to or great than 10,000 miles.

Consider the NEWUSEDIND to be “N” if the mileage in the Provided Information was less than 10,000 miles.

4.	MATURITYDATE	Recompute as the date equal to: a. FIRST_PMT_DUE_DT plus b. ORIGTERM number of months
5.	CURR_REMTERM

Recompute as the number of months between:

a.             MATURITYDATE and July 31, 2025

less

b.             two (2) months if the MATURITYDATE day value is greater than or equal to 30

or

one (1) month if the MATURITYDATE day value is less than 30

B-1

Exhibit B – The Sample Leases

Sample Lease ID	Company Account ID1	Sample Lease ID	Company Account ID1	Sample Lease ID	Company Account ID1	Sample Lease ID	Company Account ID1
1	2025371896	32	2025370693	63	2025521145	94	2025815242
2	2025397108	33	2025101703	64	2025857591	95	2025063986
3	2025458773	34	2025492532	65	2025356190	96	2025395881
4	2025001500	35	2025067891	66	2025584669	97	2025293570
5	2025490966	36	2025248496	67	2025082274	98	2025892734
6	2025305288	37	2025862014	68	2025922427	99	2025437273
7	2025987632	38	2025472796	69	2025937511	100	2025982882
8	2025126588	39	2025743857	70	2025222061	101	2025675427
9	2025456278	40	2025148140	71	2025487671	102	2025357503
10	2025097971	41	2025169558	72	2025933039	103	2025445320
11	2025407065	42	2025179403	73	2025354546	104	2025752820
12	2025119476	43	2025926593	74	2025505823	105	2025947136
13	2025771518	44	2025282442	75	2025957310	106	2025829634
14	2025429446	45	2025558266	76	2025155938	107	2025940286
15	2025755737	46	2025055649	77	2025236616	108	2025718881
16	2025810307	47	2025659602	78	2025628938	109	2025532740
17	2025373694	48	2025937869	79	2025332616	110	2025580113
18	2025663048	49	2025897967	80	2025547190	111	2025829439
19	2025720760	50	2025462947	81	2025552826	112	2025547647
20	2025925547	51	2025554362	82	2025506460	113	2025246956
21	2025353409	52	2025706451	83	2025843993	114	2025873536
22	2025075893	53	2025472570	84	2025754601	115	2025558606
23	2025472489	54	2025828892	85	2025695689	116	2025314971
24	2025423506	55	2025617439	86	2025513352	117	2025607437
25	2025223380	56	2025671091	87	2025115945	118	2025083828
26	2025275556	57	2025846582	88	2025815133	119	2025701076
27	2025393010	58	2025073404	89	2025452830	120	2025320400
28	2025658028	59	2025145007	90	2025427791	121	2025653246
29	2025301010	60	2025184908	91	2025288632	122	2025004658
30	2025483208	61	2025137764	92	2025117001	123	2025112744
31	2025877837	62	2025793153	93	2025377710	124	2025738262
						125	2025395929

1 The Company has assigned a unique ten-digit account ID to each Auto Lease in the Data File. The Company’s ID referred to in this Exhibit are not the actual ID